Significant Accounting Policies, Voyage Expenses (Predecessor) (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Voyage Expenses from Charters [Abstract]
Voyage expenses		$ 5,245,000	$ 3,107,000
Time Charter [Member]
Voyage Expenses from Charters [Abstract]
Voyage expenses		$ 178,000	$ 1,424,000
United Maritime Predecessor [Member]
Voyage Expenses from Charters [Abstract]
Voyage expenses	$ 440,132			$ 144,614	$ 132,796
United Maritime Predecessor [Member] | Time Charter [Member]
Voyage Expenses from Charters [Abstract]
Voyage expenses	$ 440,132			$ 144,614	$ 132,796